Risk management (Tables)	12 Months Ended
Dec. 31, 2020
Risk management
Main credit risk aggregates arising on customer business

Main credit risk performance metrics from activity with customers
December 2020 data
	Credit risk with customers * (EUR million)			Non-performing loans (EUR million)			NPL ratio (%)
	2020	2019	2018	2020	2019	2018	2020	2019	2018
Europe	606,997	605,969	580,449	20,272	21,054	22,995	3.34	3.47	3.96
Spain	221,341	213,668	227,401	13,796	14,824	16,651	6.23	6.94	7.32
UK	252,255	264,297	242,481	3,138	2,736	2,691	1.24	1.04	1.11
Portugal	40,693	37,978	38,340	1,584	1,834	2,279	3.89	4.83	5.94
Poland	31,578	33,566	30,783	1,496	1,447	1,317	4.74	4.31	4.28
North America	131,626	143,839	125,916	2,938	3,165	3,510	2.23	2.20	2.79
US	99,135	105,792	92,152	2,025	2,331	2,688	2.04	2.20	2.92
SBNA	49,862	56,640	51,049	405	389	450	0.81	0.69	0.88
SC USA	29,050	29,021	26,424	1,529	1,787	2,043	5.26	6.16	7.73
Mexico	32,476	38,047	33,764	913	834	822	2.81	2.19	2.43
South America	129,590	143,429	138,134	5,688	6,972	6,639	4.39	4.86	4.81
Brazil	74,712	88,893	84,212	3,429	4,727	4,418	4.59	5.32	5.25
Chile	42,826	42,000	41,268	2,051	1,947	1,925	4.79	4.64	4.66
Argentina	4,418	5,044	5,631	93	171	179	2.11	3.39	3.17
Digital Consumer Bank	116,381	117,398	108,701	2,525	2,470	2,296	2.17	2.10	2.11
Corporte Centre	4,862	5,872	4,953	344	138	252	7.08	2.34	5.09
Total Group	989,456	1,016,507	958,153	31,767	33,799	35,692	3.21	3.32	3.73
* Includes gross lending to customers, guarantees and documentary credits.

Schedule of exposure and impairment losses by stage
In addition, depending on the transactions credit quality, the exposure is divided into three categories according to Standard and Poor's ratings:

Exposure and impairment losses by stage
EUR million
	2020
Credit quality **	Stage 1	Stage 2	Stage 3	Total
From AAA to BB	489,518	9,124	—	498,642
From BB- to CCC	276,516	55,838	—	332,354
Default	—	—	30,436	30,436
Total exposure **	766,034	64,962	30,436	861,432
Impairment losses***	4,458	5,461	13,503	23,422
*    Detail of credit quality ratings calculated for Group management purposes.
**    Credit to customers (amortized cost and FV through OCI) + off balance sheet with customers (financial guarantees,technical guarantees and letters of credit), (including temporary asset acquisitions).
***    Includes provisions for undrawn authorized lines (loan commitments).

Exposure and impairment losses by stage
EUR million
	2019
Credit quality **	Stage 1	Stage 2	Stage 3	Total
From AAA to BB	552,763	5,532	—	558,295
From BB- to CCC	306,880	47,365	—	354,245
Default	—	—	31,363	31,363
Total exposure **	859,643	52,897	31,363	943,903
Impairment losses***	3,980	4,311	13,276	21,567
*    Detail of credit quality ratings calculated for Group management purposes.
**    Credit to customers (amortized cost and FV through OCI) + off balance sheet with customers (financial guarantees,technical guarantees and letters of credit), (including temporary asset acquisitions).+ loan commitments granted.
***    Includes provisions for undrawn authorized lines (loan commitments).

Exposure and impairment losses by stage
EUR million
	2018
Credit quality **	Stage 1	Stage 2	Stage 3	Total
From AAA to BB	685,507	7,176	—	692,683
From BB- to CCC	222,495	47,439	—	269,935
Default	—	—	30,795	30,795
Total exposure **	908,002	54,616	30,795	993,412
Impairment losses	3,823	4,644	12,504	20,970
*    Detail of credit quality ratings calculated for Group management purposes.
**    Amortised cost assets + loans and advances + loan commitments granted.

Maximum exposure limits based on credit quality	Our investment strategy for sovereign risk considers country’s credit quality to set the maximum exposure limits:

	2020	2019	2018
AAA	18%	20%	11%
AA	25%	24%	20%
A	25%	18%	31%
BBB	14%	15%	13%
Less than BBB	18%	23%	25%

Schedule of changes in loss allowance and gross carrying amount
The changes in 'Financial assets at fair value through other comprehensive income' were as follows:

EUR million
	2020	2019	2018
Balance at beginning of the year	2,863	2,671	3,169
Net additions (disposals)	837	221	(324)
Valuation adjustment and other items	(917)	(29)	(174)
Balance at end of year	2,783	2,863	2,671

Schedule of maturity analysis of assets and guarantees received and committed	The residual maturities of the liabilities associated with the assets and guarantees received and committed are presented below, as of 31 of December of 2020 (thousand of million of euros):

Residual maturities of the liabilities	Unmatured	<=1month	>1 month <=3 months	>3 months <=12 months	>1 year <=2 years	>2 years <=3 years	3 years <=5 years	5 years <=10 years	>10 years	Total
Committed assets	35.7	40.2	10.2	35.5	32.4	106.4	50.5	23.9	15.6	350.4
Guarantees received	29.7	30.6	3.9	16.9	1.4	0.5	1.6	—	0.1	84.7

Schedule of on and off-balance sheet assets provided as security in transactions to obtain liquidity
The reported Group information as required by the EBA at 2020 year-end is as follows:

On-balance-sheet encumbered assets
EUR billion
	Carrying amount of encumbered assets	Fair value of encumbered assets	Fair value of non-encumbered assets	Carrying amount of non-encumbered assets
Loans and advances	249.5		884.7
Equity instruments	5.8	5.8	9.9	9.9
Debt securities	61.9	60.7	114.6	115.4
Other assets	33.2		148.7
Total assets	350.4		1,157.9

Encumbrance of collateral received
EUR billion
	Fair value of encumbered collateral received or own debt securities issued	Fair value of collateral received or own debt securities issued available for encumbrance
Collateral received	84.7	43.0
Loans and advances	—	—
Equity instruments	3.5	5.9
Debt securities	80.3	37.1
Other collateral received	0.9	—
Own debt securities issued other than own covered bonds or ABSs	—	0.9

Encumbered assets and collateral received and matching liabilities
EUR billion
	Matching liabilities, contingent liabilities or securities lent	Assets, collateral received and own debt securities issued other than covered bonds and ABSs encumbered
Total sources of encumbrance (carrying amount)	306.3	435.1

Schedule of regulatory capital	The key regulatory capital figures are indicated below:

Reconciliation of accounting capital with regulatory capital
EUR million
	2020	2019	2018
Subscribed capital	8,670	8,309	8,118
Share premium account	52,013	52,446	50,993
Reserves	62,777	56,526	53,988
Treasury shares	(69)	(31)	(59)
Attributable profit	(8,771)	6,515	7,810
Approved dividend	—	(1,662)	(2,237)
Shareholders’ equity on public balance sheet	114,620	122,103	118,613
Valuation adjustments	(33,144)	(22,032)	(22,141)
Non-controlling interests	9,846	10,588	10,889
Total Equity on public balance sheet	91,322	110,659	107,361
Goodwill and intangible assets	(15,711)	(28,478)	(28,644)
Eligible preference shares and participating securities	9,102	9,039	9,754
Accrued dividend	(478)	(1,761)	(1,055)
Other adjustments*	(5,734)	(9,923)	(9,700)
Tier 1* **	78,501	79,536	77,716
* Fundamentally for non-computable non-controlling interests and deductions and reasonable filters in compliance with CRR.
* Figures calculated by applying the transitional provisions of IFRS 9.
The following table shows the capital coefficients and a detail of the eligible internal resources of the Group:

	2020	2019	2018
Capital coefficients
Level 1 ordinary eligible capital (EUR million)	69,399	70,497	67,962
Level 1 additional eligible capital (EUR million)	9,102	9,039	9,754
Level 2 eligible capital (EUR million)	12,514	11,531	11,009
Risk-weighted assets (EUR million)	562,580	605,244	592,319
Level 1 ordinary capital coefficient (CET 1)	12.34%	11.65%	11.47%
Level 1 additional capital coefficient (AT1)	1.61%	1.49%	1.65%
Level 1 capital coefficient (TIER1)	13.95%	13.14%	13.12%
Level 2 capital coefficient (TIER 2)	2.23%	1.91%	1.86%
Total capital coefficient	16.18%	15.05%	14.98%

Eligible capital
EUR million
	2020	2019	2018
Eligible capital
Common Equity Tier I	69,399	70,497	67,962
Capital	8,670	8,309	8,118
(-) Treasure shares and own shares financed	(126)	(63)	(64)
Share Premium	52,013	52,446	50,993
Reserves	64,766	57,368	55,036
Other retained earnings	(34,937)	(22,933)	(23,022)
Minority interests	6,669	6,441	6,981
Profit net of dividends	(9,249)	3,092	4,518
Deductions	(18,407)	(34,163)	(34,598)
Goodwill and intangible assets	(15,711)	(28,478)	(28,644)
Others	(2,696)	(5,685)	(5,954)
Additional Tier I	9,102	9,039	9,754
Eligible instruments AT1	8,854	9,209	9,666
T1-excesses-subsidiaries	248	(170)	88
Residual value of dividends	—	—	—
Others	—	—	—
Tier II	12,514	11,531	11,009
Eligible instruments T2	13,351	12,360	11,306
Gen. funds and surplus loans loss prov. IRB	—	—	—
T2-excesses - subsidiaries	(837)	(829)	(297)
Others	—	—	—
Total eligible capital	91,015	91,067	88,725
Note: Banco Santander and its affiliates had not taken part in any State aid programmes.

Schedule of leverage capital and ratios

EUR million
	2020	2019	2017
Leverage
Level 1 Capital	78,501	79,536	77,716
Exposure	1,471,480	1,544,614	1,489,094
Leverage Ratio	5.33%	5.15%	5.22%

Forborne loan portfolio
Risk management
Schedule of exposure to risk

CURRENT REFINANCING AND RESTRUCTURING BALANCES
Amounts in EUR million, except number of transactions that are in units

	Total
	Without real guarantee		With real guarantee
					Maximum amount of the actual collateral that can be considered		Impairment of accumulated value or accumulated losses in fair value due to credit risk
	Number of transactions	Gross amount	Number of transactions	Gross amount	Real estate guarantee	Rest of real guarantees
Credit entities	—	—	—	—	—	—	—
Public sector	40	21	17	9	7	—	1
Other financial institutions and: individual shareholder	615	22	565	123	38	55	29
Non-financial institutions and individual shareholder	176,310	4,936	45,872	9,872	6,444	828	4,475
Of which financing for constructions and property development	6,395	131	1,557	802	599	38	246
Other warehouses	2,569,758	4,059	427,282	10,117	6,239	1,561	3,657
Total	2,746,723	9,038	473,736	20,121	12,728	2,444	8,162
Financing classified as non-current assets and disposable groups of items that have been classified as held for sale	—	—	—	—	—	—	—

2020
Of which, non-performing/Doubtful
Without real guarantee		With real guarantee
				Maximum amount of the actual collateral that can be considered		Impairment of accumulated value or accumulated losses in fair value due to credit risk
Number of transactions	Gross amount	Number of transactions		Real estate guarantee	Rest of real guarantees
—	—	—	—	—	—	—
19	1	9	3	3	—	1
323	12	358	79	26	49	27
103,692	3,160	31,861	6,147	3,944	355	4,091
3,838	50	1,023	509	255	14	225
1,299,317	1,762	148,862	3,831	2,703	241	2,272
1,403,351	4,935	181,090	10,060	6,676	645	6,391
—	—	—	—	—	—	—

Schedule of changes in loss allowance and gross carrying amount
The table below shows the changes in 2020 in the forborne loan portfolio (net of provisions):

EUR million
2020
Beginning balance	23,430
Refinancing and restructuring of the period	8,351
Memorandum item: impact recorded in the income statement for the period	2,249
Debt repayment	(5,449)
Foreclosure	(293)
Derecognised from the consolidated balance sheet	(1,314)
Others variations	(3,728)
Balance at end of year	20,997

Credit risk
Risk management
Schedule of COVID-19 payment moratoria	The payment moratoria distribution by business line can be observed in the following table:

	Clients (Million)	Total amount (EUR million)	% Lending portfolio
	Of which government programmes	Of which government programmes
Mortgages	0.7	69,938	22%
	0.5	56,936
Consumer	3.9	19,951	9%
	1.0	4,060
SME & Corporates	0.2	21,948	7%
	0.1	9,182
Total	4.8	111,837	12%
	1.6	70,178
The following table shows the distribution by business line:

EUR million
	Total moratoria	Total portfolio	Of which expired
Individuals	89,889	543,321	72,662
Mortgages	69,938	312,949	55,020
Consumer	19,951	230,372	17,642
SME & corporates	21,948	336,489	15,847
Total*	111,837	879,810	88,509

Disclosure of concentrations	The detail, by activity and geographical area of the Group's risk concentration at 31 December 2020 is as follows:

EUR million
	31 December 2020
	Total	Spain	Other EU countries	America	Rest of the world
Central banks and Credit institutions	278,343	69,467	49,359	75,831	83,686
Public sector	166,114	43,121	30,571	83,960	8,462
Of which:
Central government	143,003	32,070	28,988	74,032	7,913
Other central government	23,111	11,051	1,583	9,928	549
Other financial institutions (financial business activity)	113,569	14,882	37,661	27,883	33,143
Non-financial companies and individual entrepeneurs (non-financial business activity) (broken down by purpose)	400,329	125,608	85,897	131,578	57,246
Of which:
Construction and property development	19,105	3,921	3,531	5,631	6,022
Civil engineering construction	5,723	2,924	1,864	798	137
Large companies	232,469	59,037	48,120	86,515	38,797
SMEs and individual entrepreneurs	143,032	59,726	32,382	38,634	12,290
Households – other (broken down by purpose)	501,901	86,076	93,301	112,954	209,570
Of which:
Residential	324,193	60,556	34,102	38,762	190,773
Consumer loans	160,037	17,881	57,033	69,263	15,860
Other purposes	17,671	7,639	2,166	4,929	2,937
Total	1,460,256	339,154	296,789	432,206	392,107
* For the purposes of this table, the definition of risk includes the following items in the public balance sheet: 'Loans and advances to credit institutions', 'Loans and advances to Central Banks', 'Loans and advances to Customers', 'Debt Instruments', 'Equity Instruments', 'Trading Derivatives', 'Hedging derivatives', 'Investments and financial guarantees given'.
Sovereign risk
Risk management
Schedule of exposure to risk	The exposure in the table below is disclosed following the latest amendments of the regulatory reporting framework carried out by the EBA, which entered into force in 2020:

	2020					2019	2018
	Portfolio
Country	Financial assets designated at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Financial assets at amortized cost	Non-trading financial assets mandatorily at fair value through profit or loss	Total net direct exposure	Total net direct exposure
Spain	4,100	7,048	13,097	—	24,245	35,366	49,640
Portugal	(380)	4,148	4,962	—	8,730	8,689	8,753
Italy	249	2,468	1,298	—	4,015	2,735	261
Greece	—	—	—	—	—	—	—
Ireland	—	—	—	—	—	—	—
Rest Eurozone	(29)	1,687	2,396	—	4,054	1,809	2,778
UK	(1,672)	612	963	—	(97)	10,363	10,869
Poland	16	10,263	668	—	10,947	8,366	11,229
Rest of Europe	7	121	942	—	1,070	777	329
US	589	9,501	5,458	—	15,548	16,299	8,682
Brazil	5,127	17,281	5,309	—	27,717	28,998	27,054
Mexico	8,005	10,256	2,768	—	21,029	13,673	10,415
Chile	148	6,732	75	—	6,955	3,460	1,776
Rest of America	19	397	542	—	958	1,029	893
Rest of the world	—	3,776	976	—	4,752	4,813	6,222
Total	16,179	74,290	39,454	—	129,923	136,377	138,901

Trading market risk
Risk management
Schedule of exposure to risk
The balance sheet items in the Group’s consolidated position that are subject to market risk are shown below, distinguishing those positions for which the main risk metric is VaR from those for which risk monitoring is carried out using other metrics:

		Main market risk metric
	Balance sheet amount	VaR	Other	Main risk factor for 'Other' balance
Assets subject to market risk
Cash, cash balances at central banks and other deposits on demand	153,839		153,839	Interest rate
Financial assets held for trading	114,945	114,945		Interest rate, spread
Non-trading financial assets mandatorily at fair value through profit or loss	4,486	3,234	1,252	Interest rate, Equity market
Financial assets designated at fair value through profit or loss	48,717	35,337	13,380	Interest rate
Financial assets designated at fair value through other comprehensive income	120,953	2,783	118,170	Interest rate, spread
Financial assets at amortized cost	958,378		958,378	Interest rate
Hedging derivatives	8,325		8,325	Interest rate, exchange
Changes in the fair value of hedged items in portfolio hedges of interest risk	1,980		1,980	Interest rate
Other assets	96,627
Total assets	1,508,250

Liabilities subject to market risk
Financial liabilities held for trading	81,167	81,167		Interest rate, spread
Financial liabilities designated at fair value through profit or loss	48,038	14,641	33,397	Interest rate
Financial liabilities at amortized cost	1,248,188		1,248,188	Interest rate, spread
Hedging derivatives	6,869		6,869	Interest rate, exchange
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	286		286	Interest rate
Other liabilities	32,380
Total liabilities	1,416,928
Equity	91,322

Disclosure of concentrations by risk factor	The following table displays the latest and average VaR values at 99% by risk factor over the last three years, the lowest and highest values in 2020 and the ES at 97.5% as of the end of December 2020:

VaR statistics and expected shortfall by risk factorA
EUR million. VaR at 99% and ES at 97.5% with one day time horizon
	2020					2019		2018
	VaR (99%)				ES (97.5%)	VaR		VaR
	Min	Average	Max	Latest	Latest	Average	Latest	Average	Latest
Total Trading	6.5	12.5	54.8	8.3	8.1	12.1	10.3	9.7	11.3
Diversification effect	(6.0)	(13.1)	(15.8)	(11.8)	(12.6)	(8.2)	(9.9)	(9.3)	(11.5)
Interest rate	4.7	9.2	29.2	5.4	5.9	10.0	9.2	9.4	9.7
Equities	2.1	4.4	14.7	3.1	3.7	2.9	4.8	2.4	2.8
Exchange rate	2.6	5.9	12.9	6.0	5.5	3.9	2.6	3.9	6.2
Credit spread	3.1	5.5	11.4	4.5	4.5	3.4	3.5	3.4	4.1
Commodities	0.0	0.5	2.5	1.1	1.0	0.0	0.0	—	—

Total Europe	5.0	10.5	39.1	8.0	9.3	6.3	10.1	5.0	5.5
Diversification effect	(4.6)	(10.6)	(21.9)	(8.9)	(8.8)	(6.9)	(8.3)	(6.7)	(8.2)
Interest rate	3.2	7.9	24.0	6.5	7.2	6.0	8.2	5.0	5.8
Equities	2.1	4.3	15.0	3.0	3.6	1.9	4.9	1.1	1.2
Exchange rate	1.3	3.5	10.7	2.9	2.7	1.9	1.9	1.7	2.1
Credit spread	3.1	5.5	11.4	4.5	4.5	3.4	3.5	3.9	4.6
Commodities	0.0	0.0	0.0	0.0	0.0	0.0	0.0	—	—

Total North America	2.8	6.6	13.7	2.9	2.7	3.5	3.8	7.2	8.3
Diversification effect	0.7	(2.2)	(5.3)	(1.1)	(0.9)	(1.3)	(2.1)	(4.8)	(2.7)
Interest rate	1.6	3.4	7.1	3.3	3.0	2.6	3.4	6.4	7.7
Equities	0.0	0.3	1.2	0.1	0.1	0.2	0.1	0.1	—
Exchange rate	0.5	5.1	10.7	0.5	0.5	2.0	2.4	5.5	3.3

Total South America	2.4	5.6	26.4	4.5	5.0	9.5	6.0	7.2	10.0
Diversification effect	(0.8)	(3.4)	(13.8)	(4.3)	(3.7)	(2.9)	(3.8)	(3.5)	(2.3)
Interest rate	2.3	5.2	26.3	4.1	4.2	7.8	5.9	6.4	6.6
Equities	0.2	1.0	6.3	0.5	0.5	2.0	1.7	2.5	2.9
Exchange rate	0.8	2.7	7.6	4.2	4.2	2.6	2.1	1.9	2.9
A. In South America and North America, VaR levels of credit spreads and commodities are not shown separately due to their low or null materiality.

Structural risks
Risk management
Disclosure of concentrations by risk factor

Structural VaR
EUR million. Structural VaR 99% with a temporary horizon of one day.
	2020				2019		2018
	Min	Average	Max	Latest	Average	Latest	Average	Latest
Structural VaR	611.4	911.0	1,192.1	903.1	511.4	729.1	568.5	556.8
Diversification effect	(227.2)	(349.8)	(261.0)	(263.4)	(304.2)	(402.0)	(325.0)	(267.7)
VaR interest rate*	345.5	465.1	581.9	345.5	345.6	629.7	337.1	319.5
VaR exchange rate	317.8	499.9	547.0	502.6	308.1	331.7	338.9	324.9
VaR equities	175.3	295.9	324.2	318.5	161.9	169.8	217.6	180.1
* Includes credit spread VaR on ALCO portfolios.

Foreclosed Properties
Risk management
Schedule of exposure to risk
The following table shows the detail of the assets foreclosed by the businesses in Spain at the end of 2020:

	2020
EUR million	Gross carrying amount	Valuation adjustments	Of which impairment losses on assets since time of foreclosure	Carrying amount
Property assets arising from financing provided to construction and property development companies	6,810	3,568	2,563	3,242
Of which:
Completed buildings	2,140	846	644	1,294
Residential	527	171	130	356
Other	1,613	675	514	938
Buildings under construction	178	70	36	108
Residential	178	70	36	108
Other	—	—	—	—
Land	4,492	2,652	1,883	1,840
Developed land	1,656	888	559	768
Other land	2,836	1,764	1,324	1,072
Property assets from home purchase mortgage loans to households	892	305	200	587
Other foreclosed property assets	235	102	71	133
Total property assets	7,937	3,975	2,834	3,962

Schedule of changes in loss allowance and gross carrying amount	The gross movement in foreclosed properties were as follows (EUR billion):

	EUR billion
	2020	2019	2018
Gross additions	0.5	0.7	0.8
Disposals	(0.9)	(2.7)	(1.8)
Difference	(0.4)	(2.0)	(1.0)

Real estate operations in Spain
Risk management
Schedule of exposure to risk

	2020
EUR million	Gross amount	Excess of gross exposure over maximum recoverable amount of effective collateral	Specific allowance
Financing for construction and property development recognised by the Group's credit institutions (including land) (business in Spain)	2,871	397	70
Of which, watchlist/ non-performing	176	20	58
Memorandum items written-off assets	924

Memorandum items: Data from the public consolidated balance sheet
EUR million	2020
Carrying amount
Total loans and advances to customers excluding the Public sector (business in Spain) (Book value)	237,165
Total consolidated assets (Total business) (Book value)	1,508,250
Impairment losses and credit risk allowances. Coverage for unimpaired assets (business in Spain)	1,591

Disclosure of concentrations
At year-end, the concentration of this portfolio was as follows:

Loans: gross amount
EUR million	2020
1. Without mortgage guarantee	164
2. With mortgage guarantee	2,707
2.1 Completed buildings	1,454
2.1.1 Residential	844
2.1.2 Other	610
2.2 Buildings and other constructions under construction	1,185
2.2.1 Residential	1,124
2.2.2 Other	61
2.3 Land	68
2.3.1 Developed consolidated land	44
2.3.2 Other land	24
Total	2,871

Schedule of changes in loss allowance and gross carrying amount
In recent years the Group's strategy has been geared towards reducing these assets. The changes in gross property development loans to customers were as follows:

EUR million
	2020	2019	2018
Balance at beginning of year	2,939	4,812	6,472
Foreclosed assets	(6)	(29)	(100)
Reductions*	(24)	(1,685)	(1,267)
Written-off assets	(38)	(159)	(293)
Balance at end of year	2,871	2,939	4,812
*    Includes portfolio sales, cash recoveries and third-party subrogations and new production.

Santander Corporate & Investment Banking
Risk management
Schedule of evolution projection based on main macroeconomic indicators
The average evolution forecasted in 2020 for a period of five years of the GDP projected for the next few years is presented, which has been used for the estimation of the expected losses, together with the weighting of each scenario:

	2021 - 2025
Variable	Pessimistic scenario	Base scenario	Optimistic scenario
Global GDP growth	3.03%	3.39%	3.56%
The five-year projected development generated in 2019 to estimate the expected loss is shown below:

	2020 - 2024
Variable	Pessimistic scenario	Base scenario	Optimistic scenario
Global GDP growth	3.04%	3.55%	3.83%
Regarding the the long-run scenario used to calculate the post-model adjustment, the projected evolution of the main macroeconomic indicators for the next five years is shown below:

Variable	Long-run scenario
Global GDP growth	1.54%

Schedule of weights used for current political and economic positions
Each macroeconomic scenarios is associated with a determined likelihood of occurrence. As for its allocation, Santander Corporate & Investment Banking associates the highest weight with the Base Scenario, while associating the lower weights with the more extreme scenarios.

	2020	2019	2018
Pessimistic scenario	30%	30%	20%
Base scenario	40%	40%	60%
Optimistic scenario	30%	30%	20%

Home purchase loans
Risk management
Schedule of exposure to risk

	2020
EUR million	Gross amount	Of which, non - performing
Home purchase loans to families	59,605	1,850
Without mortgage guarantee	387	75
With mortgage guarantee	59,218	1,775

	2019
EUR million	Gross amount	Of which, non - performing
Home purchase loans to families	62,236	2,649
Without mortgage guarantee	306	14
With mortgage guarantee	61,930	2,635

	2018
EUR million	Gross amount	Of which, non - performing
Home purchase loans to families	63,290	2,493
Without mortgage guarantee	545	54
With mortgage guarantee	62,745	2,439

Spain
Risk management
Schedule of exposure and impairment losses by stage	In addition, depending on the current credit quality of the operations, the exposure is divided in three categories according to Standard and Poor's ratings:

Exposure and impairment losses per stage
EUR million
	2020
Credit quality *	Stage 1	Stage 2	Stage 3	Total
From AAA to BB	146,992	1,517	—	148,509
From BB- to CCC	40,630	11,541	—	52,171
Default	—	—	13,762	13,762
Total exposure **	187,622	13,058	13,762	214,442
Impairment losses***	479	732	5,277	6,488
*    Detail of credit quality ratings calculated for Group management purposes.
**    Credit to Customers (amortized cost and FV through OCI) + off balance sheet with customers (financial guarantees, technical guarantees and letters of credit), (including temporary asset acquisitions).
***    Includes provisions for undrawn authorized lines (loan commitments).

Exposure and impairment losses per stage
EUR million
	2019
Credit quality *	Stage 1	Stage 2	Stage 3	Total
From AAA to BB	139,673	1,315	—	140,988
From BB- to CCC	42,603	9,115	—	51,718
Default	—	—	14,587	14,587
Total exposure **	182,276	10,430	14,587	207,293
Impairment losses***	296	503	5,195	5,994
*    Detail of credit quality ratings calculated for Group management purposes.
**    Credit to Customers (amortized cost and FV through OCI) + off balance sheet with customers (financial guarantees, technical guarantees and letters of credit), (including temporary asset acquisitions).
***    Includes provisions for undrawn authorized lines (loan commitments).

Exposure and impairment losses per stage
EUR million
	2018
Credit quality *	Stage 1	Stage 2	Stage 3	Total
From AAA to BB	171,266	289	—	171,555
From BB- to CCC	25,108	12,603	—	37,711
Default	—	—	14,941	14,941
Total exposure **	196,374	12,892	14,941	224,207
Impairment losses	366	768	5,565	6,699

*    Detail of credit quality calculated for the purposes of Grupo Santander’s management
**    Amortised cost assets + loans and advances + loan commitments granted.

Schedule of COVID-19 payment moratoria	The distribution of moratoriums by portfolio is shown below:

EUR million
	Total moratoria	Total portfolio	Of which expired
Individuals	9,267	71,577	2,476
Mortgages	7,828	43,919	1,346
Consumer	1,439	17,658	1,130
SME & corporates	171	126,568	12
Total*	9,438	198,145	2,488

Schedule of evolution projection based on main macroeconomic indicators	The projected evolution for a period of five years of the main macroeconomic indicators used by Santander Spain for estimating expected losses is presented below:

	2020 - 2024
Variables	Pessimistic scenario	Base scenario	Optimistic scenario
Interest rate	-0.12%	-0.12%	0.80%
Unemployment rate	13.71%	11.65%	9.59%
Housing price change	-0.26%	1.62%	3.22%
GDP growth	0.77%	1.61%	2.34%

Schedule of weights used for current political and economic positions	As for its allocation, Santander Spain associates the Base scenario with the highest weight, while associating the lower weights to the most extreme scenarios:

	2020	2019	2018
Pessimistic scenario	30%	30%	30%
Base scenario	40%	40%	40%
Optimistic scenario	30%	30%	30%
Regarding the the long-run scenario used to calculate the post-model adjustment, the projected evolution of the main macroeconomic indicators for a period of five years is shown below:

Variables	Long-run scenario
Interest rate	-0.29%
Unemployment rate	14.35%
Housing price change	1.20%
GDP growth	0.79%

Spain | Home purchase loans
Risk management
Sensitivity analysis
The sensitivity analysis of the main portfolios expected loss to variations of +/-100 bp for the macroeconomic variables used in the construction of the scenarios is as follows:

	Change in provision
	Mortgages	Corporate	Rest
GDP Growth
-100 bp	6.24%	8.17%	8.63%
100 bp	-2.63%	-4.50%	-5.48%
Housing price change
-100 bp	1.42%	8.14%	7.73%
100 bp	-1.12%	-3.12%	-3.74%

Disclosure of concentrations
Breakdown of the credit with mortgage guarantee to households for house acquisition, according to the percentage that the total risk represents on the amount of the latest available valuation (loan to value):

	2020
	Loan to value ratio
EUR million	Less than or equal to 40%	More than 40% and less than 60%	More than 60% and less than 80%	More than 80% and less than or equal to 100%	More than 100%	Total
Gross amount	15,570	18,028	17,585	5,205	2,830	59,218
Of which, watchlist /non-performing	170	222	318	305	760	1,775

Brazil
Risk management
Schedule of exposure and impairment losses by stage	In addition, depending on the current credit quality of the operations, the exposure is divided in three categories according to Standard and Poor's ratings:

Exposure and impairment losses
EUR million	2020
Credit quality *	Stage 1	Stage 2	Stage 3	Total
From AAA to BB	38,686	210	—	38,896
From BB- to CCC	26,166	5,942	—	32,108
Default	—	—	3,428	3,428
Total exposure **	64,852	6,152	3,428	74,432
Impairment losses***	971	777	2,132	3,880
*    Detail of credit quality ratings calculated for Group management purposes.
**    Credit to customers (amortized cost and FV through OCI) + off balance sheet with customers (financial guarantees, technical guarantees and letters of credit), (including temporary asset acquisitions).
***    Includes provisions for undrawn authorized lines (loan commitments).

Exposure and impairment losses
EUR million	2019
Credit quality *	Stage 1	Stage 2	Stage 3	Total
From AAA to BB	45,765	308	—	46,072
From BB- to CCC	32,698	5,393	—	38,091
Default	—	—	4,727	4,727
Total exposure **	78,463	5,701	4,727	88,891
Impairment losses***	1,054	732	2,931	4,717
*    Detail of credit quality ratings calculated for Group management purposes.
**    Credit to customers (amortized cost and FV through OCI) + off balance sheet with customers (financial guarantees, technical guarantees and letters of credit), (including temporary asset acquisitions).
***    Includes provisions for undrawn authorized lines (loan commitments).

Exposure and impairment losses
EUR million	2018
Credit quality *	Stage 1	Stage 2	Stage 3	Total
From AAA to BB	51,150	472	—	51,622
From BB- to CCC	56,884	5,334	—	62,218
Default	—	—	4,223	4,223
Total exposure **	108,034	5,806	4,223	118,063
Impairment losses	997	768	2,889	4,654
*  Detail of credit quality ratings calculated for Group management purposes.
** Amortised cost assets + loans and advances + loan commitments granted.

Schedule of COVID-19 payment moratoria	The distribution of moratoriums by portfolio is shown below:

EUR million
	Total moratoria	Total portfolio	of which: Expired
Individuals	4,518	35,182	4,451
Mortgages	2,177	7,196	2,129
Consumer	2,341	27,987	2,321
SME & Corporates	1,851	29,874	1,437
Total*	6,369	65,056	5,888
* Total portfolio includes segmented exposure and excludes off-balance

Schedule of evolution projection based on main macroeconomic indicators	The evolution for a period of five years of the main macroeconomic indicators used to estimate the expected losses in Santander Brazil is as follows:

	2020 - 2024
Variables	Pessimistic scenario	Base scenario	Optimistic scenario
Interest rate	8.70%	5.60%	4.45%
Unemployment rate	16.48%	9.58%	8.04%
Housing price change	-1.24%	2.69%	6.39%
GDP Growth	-1.40%	2.38%	4.41%
Burden income	21.70%	20.39%	19.02%

Schedule of weights used for current political and economic positions
Each macroeconomic scenario is associated with a determined likelihood of occurrence. Regarding its assignation, Brazil links the highest weight to the base scenario whilst links the lowest weights to the most extreme scenarios:

	2020	2019	2018
Pessimistic scenario	10%	10%	10%
Base scenario	80%	80%	80%
Optimistic scenario	10%	10%	10%
Regarding the the additional scenario used to calculate the post-model adjustment, the projected evolution of the main macroeconomic indicators for a period of five years is shown below:

Sensitivity analysis
The sensitivity analysis of the main portfolios expected loss to variations of +/-100 bp for the macroeconomic variables used in the construction of the scenarios is as follows:

	Change in provision
	Consumer	Corporate	Rest
GDP Growth
-100 bp	0.89%	1.66%	0.75%
100 bp	-0.91%	-1.49%	-0.41%
Burden income
-100 bp	-0.82%	1.56%	-0.43%
100 bp	1.61%	0.69%	1.49%
Interest rate (Selic)
-100 bp	-1.43%	0.55%	-0.29%
100 bp	2.11%	8.42%	1.54%

Santander UK plc
Risk management
Schedule of exposure and impairment losses by stage
In addition, depending on the current operations credit quality, the exposure is divided in three categories according to Standard and Poor's ratings:

Exposure and impairment losses by stage
EUR million
	2020
Credit quality *	Stage 1	Stage 2	Stage 3	Total
From AAA to BB	179,612	2,450	—	182,062
From BB- to CCC	31,067	16,146	—	47,213
Default	—	—	3,118	3,118
Total exposure **	210,679	18,596	3,118	232,393
Impairment losses***	173	515	628	1,316
*    Detail of credit quality ratings calculated for Group management purposes.
**    Credit to Customers (amortized cost and FV through OCI) + off balance sheet with customers (financial guarantees, technical guarantees and letters of credit), (including temporary asset acquisitions).

Exposure and impairment losses by stage
EUR million
	2019
Credit quality *	Stage 1	Stage 2	Stage 3	Total
From AAA to BB	233,696	1,679	—	235,375
From BB- to CCC	36,991	12,190	—	49,181
Default	—	—	2,821	2,821
Total exposure **	270,687	13,869	2,821	287,377
Impairment losses***	83	437	552	1,072
*     Detail of credit quality ratings calculated for Group management purposes.
**     Credit to customers (amortized cost and FV through OCI) + off balance sheet with customers (financial guarantees, technical guarantees and letters of credit), (including temporary asset acquisitions and undrawn exposure) + loan commitments granted.
***     Includes provisions for undrawn authorized lines (loan commitments).

Exposure and impairment losses by stage
EUR million
	2018
Credit quality *	Stage 1	Stage 2	Stage 3	Total
From AAA to BB	220,129	1,900	—	222,029
From BB- to CCC	32,055	11,114	—	43,169
Default	—	—	2,795	2,795
Total exposure **	252,184	13,014	2,795	267,993
Impairment losses	192	306	302	800
*    Detail of credit quality ratings calculated for Group management purposes.
**    Amortised cost assets + loans and advances + loan commitments granted.

Schedule of COVID-19 payment moratoria	The distribution of moratoriums by portfolio is shown below:

EUR million
	Total moratoria	Total portfolio	Of which expired
Individuals	41,626	194,783	38,850
Mortgages	41,274	188,255	38,544
Consumer	352	6,528	306
SME & corporates	2,318	28,918	2,253
Total*	43,944	223,701	41,103

Schedule of evolution projection based on main macroeconomic indicators	The evolution forecasted in 2020 for the next five years of the main macroeconomic indicators used by Santander UK to estimate expected losses is presented below:

	2021 - 2025
Variables	Pessimistic scenario 3	Pessimistic scenario 2	Pessimistic scenario 1	Base scenario	Optimistic scenario 1
Interest rate	-0.10%	2.10%	0.26%	0.26%	1.20%
Unemployment rate	8.42%	7.20%	5.98%	6.04%	4.79%
Housing price change	0.86%	0.89%	1.00%	1.14%	1.08%
GDP growth	0.28%	1.79%	1.71%	3.62%	3.07%
The five-year projected development generated in 2019 to estimate the expected loss is shown below:

	2020 - 2024
Variables	Pessimistic scenario 2	Pessimistic scenario 1	Base scenario	Optimistic scenario 1	Optimistic scenario 2
Interest rate	2.60%	1.80%	0.85%	1.75%	1.90%
Unemployment rate	7.29%	5.08%	4.03%	3.14%	2.57%
Housing price change	-0.07%	-0.01%	0.02%	0.04%	0.06%
GDP growth	0.01%	0.01%	0.02%	0.02%	0.03%

Schedule of weights used for current political and economic positions	In addition, at 31 December 2020, the weights used by Santander UK reflect the future prospects of the British economy in relation to its current political and economic position so that higher weights are assigned for negative scenarios:

	2020	2019	2018
Pessimistic scenario 3	10%	0%	0%
Pessimistic scenario 2	25%	15%	10%
Pessimistic scenario 1	15%	30%	30%
Base scenario	45%	40%	40%
Optimistic scenario 1	5%	10%	15%
Optimistic scenario 2	—%	5%	5%
In the case of Santander UK, the additional provisions for covid-19 were calculated using the own model.

Sensitivity analysis
The sensitivity analysis of the main portfolios expected loss to variations of +/-100 bp for the macroeconomic variables used in the construction of the scenarios is as follows:

	Change in provision
	Mortgages	Corporates
GDP Growth
-100 bp	15.31%	7.48%
100 bp	-2.06%	-9.59%
Housing price change
-100 bp	15.84%	10.16%
100 bp	-2.72%	-9.88%
Unemployment rate
-100 bp	-5.79%	-9.64%
100 bp	28.93%	10.02%

Santander Bank N.A.
Risk management
Schedule of exposure and impairment losses by stage	In addition, depending on the current credit quality of the operations, the exposure is divided in three categories according to Standard and Poor's ratings:

Exposure and impairment losses by stage
EUR million
	2020
Credit quality *	Stage 1	Stage 2	Stage 3	Total
From AAA to BB	18,105	1,778	—	19,883
From BB- to CCC	24,380	2,977	—	27,357
Default	—	—	403	403
Total exposure**	42,485	4,755	403	47,643
Impairment losses***	344	316	42	702
*    Detail of credit quality ratings calculated for Group management purposes.
**    Credit to customers (amortized cost and FV through OCI) +off balance sheet with customers (financial guarantees, technical guarantees and letters of credit), (including temporary asset acquisitions). Excludes portfolio not segmented by rating (0.9%)
***    Includes provisions for undrawn authorized lines (loan commitments).

Exposure and impairment losses by stage
EUR million
	2019
Credit quality *	Stage 1	Stage 2	Stage 3	Total
From AAA to BB	27,078	763	—	27,841
From BB- to CCC	32,273	3,964	—	36,237
Default	—	—	419	419
Total exposure**	59,351	4,727	419	64,497
Impairment losses***	265	208	71	544
*    Detail of credit quality ratings calculated for Group management purposes.
**    Credit to customers (amortized cost and FV through OCI) +off balance sheet with customers (financial guarantees, technical guarantees and letters of credit), (including temporary asset acquisitions and undrawn exposures) + loan commitments granted.
***    Includes provisions for undrawn authorized lines (loan commitments).

Exposure and impairment losses by stage
EUR million
	2018
Credit quality *	Stage 1	Stage 2	Stage 3	Total
From AAA to BB	5,149	—	—	5,149
From BB- to CCC	60,391	3,784	—	64,175
Default	—	—	448	448
Total exposure**	65,540	3,784	448	69,772
Impairment losses	233	204	105	542
*    Detail of credit quality ratings calculated for Group management purposes.
**    Amortised cost assets + loans and advances + loan commitments granted.

Schedule of COVID-19 payment moratoria	The distribution of moratoriums by portfolio is shown below:

EUR million
	Total moratoria	Total portfolio	Of which expired
Individuals	1,618	16,332	1,369
Mortgages	850	7,466	677
Consumer	768	8,866	692
SME & corporates	3,715	29,411	3,428
Total*	5,333	45,743	4,797
* Total portfolio includes segmented exposure and excludes off-balance.

Schedule of evolution projection based on main macroeconomic indicators

		2021 - 2025
Variables	Unfavourable scenario 2	Unfavourable scenario 1	Base scenario	Favourable scenario
Interest rate (annual averaged)	0.78%	0.27%	0.63%	0.99%
Unemployment rate	5.83%	7.34%	5.21%	4.36%
House price change	2.67%	2.17%	3.40%	3.79%
GDP growth	3.05%	2.76%	2.60%	3.40%
The five-year projected development generated in 2019 to estimate the expected loss is shown below:

	2020 - 2024
Variables	Unfavourable scenario 2	Unfavourable scenario 1	Base scenario	Favourable scenario
Interest rate (annual averaged)	1.06%	2.22%	2.29%	2.70%
Unemployment rate	7.71%	2.68%	-0.87%	-2.10%
House price change	2.60%	3.68%	4.53%	4.69%
GDP growth	1.60%	2.05%	2.07%	2.75%

Schedule of weights used for current political and economic positions	As for its allocation, Santander Bank, National Association associates the highest weighting to the Base scenario, while associates the lowest weightings to the most extreme scenarios:

	2020	2019	2018
Pessimistic scenario 2	17.5%	17.5%	20%
Pessimistic scenario 1*	20%	20%	n.a.
Base scenario	32.5%	32.5%	60%
Optimistic scenario	30%	30%	20%
*    The exercise carried out in 2019 includes two adverse scenarios compared to one in 2018, due to the evolution of the local methodology.

Santander Consumer USA
Risk management
Schedule of exposure and impairment losses by stage	In addition, depending on the current credit quality of the operations, the exposure is divided in three categories according to Standard and Poor's ratings:

Exposure and impairment losses by stage
EUR million
	2020
Credit quality *	Stage 1	Stage 2	Stage 3	Total
From AAA to BB	1,689	12	—	1,701
From BB- to CCC	21,491	4,831	—	26,322
Default	—	—	1,019	1,019
Total exposure **	23,180	4,843	1,019	29,042
Impairment losses***	911	1,820	726	3,457
*Detail of credit quality ratings calculated for Group management purposes.
**    Credit to customers (amortized cost and FV through OCI) + off balance sheet with customers (financial guarantees, technical guarantees and Letters of credit), (including temporary asset acquisitions).
***    Includes provisions for undrawn authorized lines (loan commitments).

Exposure and impairment losses by stage
EUR million
	2019
Credit quality *	Stage 1	Stage 2	Stage 3	Total
From AAA to BB	1,029	14	—	1,043
From BB- to CCC	20,083	6,277	—	26,360
Default	—	—	1,600	1,600
Total exposure **	21,112	6,291	1,600	29,003
Impairment losses***	859	1,503	731	3,093
*    Detail of credit quality ratings calculated for Group management purposes.
**    Credit to customers (amortized cost and FV through OCI) + off balance sheet with customers (financial guarantees, technical guarantees and Letters of credit), (including temporary asset acquisitions) + loan commitments granted.
***    Includes provisions for undrawn authorized lines (loan commitments).

Exposure and impairment losses by stage
EUR million
	2018
Credit quality *	Stage 1	Stage 2	Stage 3	Total
From AAA to BB	224	—	—	224
From BB- to CCC	20,313	6,600	—	26,913
Default	—	—	2,218	2,218
Total exposure **	20,537	6,600	2,218	29,355
Impairment losses	824	1,720	667	3,211
* Detail of credit quality ratings calculated for Group management purposes.
** Amortised cost assets + loans and advances + loan commitments granted.

Schedule of COVID-19 payment moratoria	The distribution of moratoriums by portfolio is shown below:

EUR million
	Total moratoria	Total portfolio	Of which expired
Individuals	8,912	29,050	8,005
Mortgages	—	—	—
Consumer	8,912	29,050	8,005
SME & corporates	—	—	—
Total	8,912	29,050	8,005

Schedule of evolution projection based on main macroeconomic indicators

		2021 - 2025
Variables	Unfavourable scenario 1	Unfavourable scenario 2	Base scenario	Favourable scenario
Interest rate (year averaged)	0.78%	0.27%	0.63%	0.99%
Unemployment rate	5.83%	7.34%	5.21%	4.36%
Housing price growth	2.67%	2.17%	3.40%	3.79%
GDP Growth	3.05%	2.76%	2.60%	3.40%
ManheimA index	1.60%	1.57%	1.61%	1.64%
A. US used vehicle price car index.
The five-year projected development generated in 2019 to estimate the expected loss is shown below:

	2020 - 2024
Variables	Unfavourable scenario 1	Unfavourable scenario 2	Base scenario	Favourable scenario
Interest rate (year averaged)	1.06%	2.22%	2.29%	2.70%
Unemployment rate	7.71%	2.68%	-0.87%	-2.10%
Housing price growth	2.60%	3.68%	4.53%	4.69%
GDP Growth	1.60%	2.05%	2.07%	2.75%
ManheimA index	-1.20%	0.50%	1.60%	3.10%
A. US used vehicle price car index

Schedule of weights used for current political and economic positions
Each of the macroeconomic scenarios is associated with a given probability of occurrence. Santander Consumer USA Inc. associates the highest weighting to the Base scenario, whereas it associates the lowest weightings to the most extreme or acid scenarios:

	2020	2019	2018
Pessimistic scenario 2	17.5%	17.5%	20.0%
Pessimistic scenario 1*	20.0%	20.0%	n.a.
Base scenario	32.5%	32.5%	60.0%
Optimistic scenario	30.0%	30.0%	20.0%

Sensitivity analysis
The sensitivity analysis of the main portfolios expected loss to variations of +/-100 bp for the macroeconomic variables used in the construction of the scenarios is as follows:

Change in provision
SC Auto
Manheim index
-0.01	1.91%
0.01	-1.21%
Unemployment Rate
-0.01	-4.29%
0.01	6.48%
House Price Change
-0.01	3.22%
0.01	-2.06%
GDP growth
-0.01	3.11%
0.01	-1.94%